Investments Classified by Contractual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Classified by Contractual Maturity Date [Line Items]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	$ 4,190	$ 9,513	$ 29,407
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value as Percent of Total	3.50%	9.70%	28.40%
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	37,513	23,124	27,317
Available-for-Sale Securities, Debt Maturities, after one through five years, fair value, as percent of total	31.70%	23.60%	26.40%
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	28,269	20,524	10,242
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value, as Percent of Total	23.90%	20.90%	9.90%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	48,186	44,918	36,525
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value, as Percent of Total	40.80%	45.70%	35.30%
Available-for-sale Securities, Debt Securities	$ 118,158	$ 98,079	$ 103,491